World Omni Auto Receivables Trust 2014-B	Exhibit 99.1
Monthly Servicer Certificate
March 31, 2015

Dates Covered
Collections Period	03/01/15 - 03/31/15
Interest Accrual Period	03/16/15 - 04/14/15
30/360 Days	30
Actual/360 Days	30
Distribution Date	04/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/15	883,906,923.68	39,492
Yield Supplement Overcollateralization Amount 02/28/15	42,272,308.11	0
Receivables Balance 02/28/15	926,179,231.79	39,492
Principal Payments	26,754,296.72	511
Defaulted Receivables	1,270,791.31	48
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/15	40,429,169.37	0
Pool Balance at 03/31/15	857,724,974.39	38,933

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	84.48%

Prepayment ABS Speed	1.43%

Overcollateralization Target Amount	38,597,623.85
Actual Overcollateralization	38,597,623.85

Weighted Average APR	3.98%
Weighted Average APR, Yield Adjusted	5.97%
Weighted Average Remaining Term	60.46

Delinquent Receivables:
Past Due 31-60 days	6,933,729.45	304
Past Due 61-90 days	1,318,179.69	56
Past Due 91 + days	426,439.75	20
Total	8,678,348.89	380

Total 31+ Delinquent as % Ending Pool Balance	1.01%

Recoveries	882,617.10

Aggregate Net Losses/(Gains) - March 2015	388,174.21
Current Net Loss Ratio (Annualized)	0.50%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.22%

Flow of Funds	$ Amount

Collections	30,617,075.23
Advances	(1,868.10)
Investment Earnings on Cash Accounts	3,496.07
Servicing Fee	(771,816.03)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	29,846,887.17

Distributions of Available Funds
(1) Class A Interest	628,885.21
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	25,003,761.57
(7) Distribution to Certificateholders	4,180,554.14
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	29,846,887.17

Servicing Fee	771,816.03
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 03/16/15	844,131,112.11
Principal Paid	25,003,761.57
Note Balance @ 04/15/15	819,127,350.54

Class A-1
Note Balance @ 03/16/15	41,801,112.11
Principal Paid	25,003,761.57
Note Balance @ 04/15/15	16,797,350.54
Note Factor @ 04/15/15	9.0308336%

Class A-2a
Note Balance @ 03/16/15	160,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/15	160,000,000.00
Note Factor @ 04/15/15	100.0000000%

Class A-2b
Note Balance @ 03/16/15	160,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/15	160,000,000.00
Note Factor @ 04/15/15	100.0000000%

Class A-3
Note Balance @ 03/16/15	354,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/15	354,000,000.00
Note Factor @ 04/15/15	100.0000000%

Class A-4
Note Balance @ 03/16/15	107,600,000.00
Principal Paid	0.00
Note Balance @ 04/15/15	107,600,000.00
Note Factor @ 04/15/15	100.0000000%

Class B
Note Balance @ 03/16/15	20,730,000.00
Principal Paid	0.00
Note Balance @ 04/15/15	20,730,000.00
Note Factor @ 04/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	662,571.46
Total Principal Paid	25,003,761.57
Total Paid	25,666,333.03

Class A-1
Coupon	0.23000%
Interest Paid	8,011.88
Principal Paid	25,003,761.57
Total Paid to A-1 Holders	25,011,773.45

Class A-2a
Coupon	0.60000%
Interest Paid	80,000.00
Principal Paid	0.00
Total Paid to A-2a Holders	80,000.00

Class A-2b
One-Month Libor	0.17450%
Coupon	0.40450%
Interest Paid	53,933.33
Principal Paid	0.00
Total Paid to A-2b Holders	53,933.33

Class A-3
Coupon	1.14000%
Interest Paid	336,300.00
Principal Paid	0.00
Total Paid to A-3 Holders	336,300.00

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6703950
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.2990009
Total Distribution Amount	25.9693959

A-1 Interest Distribution Amount	0.0430746
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	134.4288256
Total A-1 Distribution Amount	134.4719002

A-2a Interest Distribution Amount	0.5000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.5000000

A-2b Interest Distribution Amount	0.3370833
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.3370833

A-3 Interest Distribution Amount	0.9500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.9500000

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 02/28/15	77,883.41
Balance as of 03/31/15	76,015.31
Change	(1,868.10)

Reserve Account
Balance as of 03/16/15	2,527,722.68
Investment Earnings	322.04
Investment Earnings Paid	(322.04)
Deposit/(Withdrawal)	-
Balance as of 04/15/15	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68